Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [member] TWD ($)	Unrealized gain (loss) on available-for-sale financial assets [member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2014	$ 155,691,394		$ 78,715,179		$ 16,013,980		$ 10,289,878		$ 3,353,938		$ 36,000,026		$ 49,643,842		$ 4,540,862		$ 526,778		$ 5,067,640		$ (1,959,107)		$ 147,481,534		$ 8,209,860
Beginning balance, shares at Dec. 31, 2014 | shares			7,861,725,000	7,861,725,000
Equity component of convertible bonds issued by the Company (Note 20)	214,022				214,022																		214,022
Appropriation of earnings
Legal reserve							2,359,267				(2,359,267)
Cash dividends distributed by the Company	(15,589,825)										(15,589,825)		(15,589,825)										(15,589,825)
Appropriated retained earnings	(15,589,825)						2,359,267				(17,949,092)		(15,589,825)										(15,589,825)
Change from investments in associates and joint ventures accounted for using the equity method	150				150																		150
Net profit for the year	20,700,715										19,732,148		19,732,148										19,732,148		968,567
Other comprehensive income (loss) for the year, net of income tax	(147,547)										(86,217)		(86,217)		(48,191)		61,341		13,150				(73,067)		(74,480)
Total comprehensive income (loss)	20,553,168										19,645,931		19,645,931		(48,191)		61,341		13,150				19,659,081		894,087
Acquisition of treasury shares	(5,333,406)																				(5,333,406)		(5,333,406)
Issue of dividends received by subsidiaries from the Company	292,351				292,351																		292,351
Partial disposal of interests in subsidiaries and additional acquisition of majority-owned subsidiaries (Note 30)	8,910,346				7,197,510																		7,197,510		1,712,836
Changes in percentage of ownership interest in subsidiaries					(563,815)																		(563,815)		563,815
Issue of ordinary shares under employee share options	1,074,833		$ 470,481		604,352																		1,074,833
Issue of ordinary shares under employee share options, shares			48,703,000	48,703,000
Cash dividends distributed by subsidiaries	(232,148)																								(232,148)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	344,095																								344,095
Ending balance at Dec. 31, 2015	165,924,980		$ 79,185,660		23,758,550		12,649,145		3,353,938		37,696,865		53,699,948		4,492,671		588,119		5,080,790		(7,292,513)		154,432,435		11,492,545
Ending balance, shares at Dec. 31, 2015 | shares			7,910,428,000	7,910,428,000
Appropriation of earnings
Legal reserve							1,947,887				(1,947,887)
Cash dividends distributed by the Company	(12,476,779)										(12,476,779)		(12,476,779)										(12,476,779)
Appropriated retained earnings	(12,476,779)						1,947,887				(14,424,666)		(12,476,779)										(12,476,779)
Change from investments in associates and joint ventures accounted for using the equity method	95,495				51,959												43,536		43,536				95,495
Net profit for the year	22,577,861										21,324,423		21,324,423										21,324,423		1,253,438
Other comprehensive income (loss) for the year, net of income tax	(7,959,259)										(402,184)		(402,184)		(6,136,294)		(828,969)		(6,965,263)				(7,367,447)		(591,812)
Total comprehensive income (loss)	14,618,602										20,922,239		20,922,239		(6,136,294)		(828,969)		(6,965,263)				13,956,976		661,626
Issue of dividends received by subsidiaries from the Company	233,013				233,013																		233,013
Partial disposal of interests in subsidiaries and additional acquisition of majority-owned subsidiaries (Note 30)					(20,552)						(5,884)		(5,884)										(26,436)		26,436
Changes in percentage of ownership interest in subsidiaries	(2,825,773)				(1,912,887)																		(1,912,887)		(912,886)
Issue of ordinary shares under employee share options	983,117		$ 382,380		600,737																		983,117
Issue of ordinary shares under employee share options, shares			35,756,000	35,756,000
Non-controlling interests arising from acquisition of subsidiaries (After retrospectively adjusted)	42,857																								42,857
Cash dividends distributed by subsidiaries	(237,850)																								(237,850)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	483,503				(444,320)																		(444,320)		927,823
Ending balance at Dec. 31, 2016	166,841,165		$ 79,568,040		22,266,500		14,597,032		3,353,938		44,188,554		62,139,524		(1,643,623)	$ (55,453)	(197,314)		(1,840,937)		(7,292,513)		154,840,614		12,000,551	$ 404,877
Ending balance, shares at Dec. 31, 2016 | shares			7,946,184,000	7,946,184,000
Equity component of convertible bonds issued by the Company (Note 20)	13,900,482		$ 4,242,577	$ 143,137	9,657,905	$ 325,840																	13,900,482
Appropriation of earnings
Legal reserve							2,168,034				(2,168,034)
Cash dividends distributed by the Company	(11,415,198)										(11,415,198)		(11,415,198)										(11,415,198)
Appropriated retained earnings	(11,415,198)						2,168,034				(13,583,232)		(11,415,198)										(11,415,198)
Change from investments in associates and joint ventures accounted for using the equity method	1,490				1,490																		1,490
Net profit for the year	24,497,060	$ 826,487									22,819,119		22,819,119										22,819,119		1,677,941
Other comprehensive income (loss) for the year, net of income tax	(4,637,933)	(156,475)									175,100		175,100		(5,090,036)		619,884		(4,470,152)				(4,295,052)		(342,881)
Total comprehensive income (loss)	19,859,127	670,012									22,994,219		22,994,219		(5,090,036)		619,884		(4,470,152)				18,524,067		1,335,060
Issue of ordinary shares for capital increase by cash	10,290,000		$ 3,000,000		7,290,000																		10,290,000
Issue of ordinary shares for capital increase by cash, shares | shares			300,000,000	300,000,000
Issue of ordinary shares under conversion of bonds, shares | shares			424,258,000	424,258,000
Issue of dividends received by subsidiaries from the Company	200,977				200,977																		200,977
Changes in percentage of ownership interest in subsidiaries					3,055																		3,055		(3,055)
Issue of ordinary shares under employee share options	1,667,759		$ 570,170		1,256,789																		1,826,959		(159,200)
Issue of ordinary shares under employee share options, shares			67,637,000	67,637,000
Cash dividends distributed by subsidiaries	(246,440)																								(246,440)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	210,825				(52,388)																		(52,388)		263,213
Ending balance at Dec. 31, 2017	$ 201,310,187	$ 6,791,842	$ 87,380,787	$ 2,948,070	$ 40,624,328	$ 1,370,591	$ 16,765,066	$ 565,623	$ 3,353,938	$ 113,156	$ 53,599,541	$ 1,808,352	$ 73,718,545	$ 2,487,131	$ (6,733,659)	$ (227,182)	$ 422,570	$ 14,257	$ (6,311,089)	$ (212,925)	$ (7,292,513)	$ (246,036)	$ 188,120,058	$ 6,346,831	$ 13,190,129	$ 445,011
Ending balance, shares at Dec. 31, 2017 | shares			8,738,079,000	8,738,079,000